Statement of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Ordinary shares [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Merger reserve [member]	Subscription Receivable [Member]
Balance, value at Nov. 30, 2021				$ 288	$ 24,712	$ (4,860)	$ (4,860)					$ (25,000)
Balance, shares at Nov. 30, 2021				2,875,000
Sale of Units in Initial Public Offering			$ 1,150		114,998,850		115,000,000
Sale of Units in Initial Public Offering, shares			11,500,000
Net Income						906,058	906,058
Re-measurement for ordinary share to redemption amount						(1,325,563)	(1,326,563)
Cash collected on subscription receivable							25,000					25,000
Class A Ordinary Shares subject to possible redemption			$ (1,150)		(116,723,850)		(116,725,000)
Class A Ordinary Shares subject to possible redemption, shares			(11,500,000)
Sale of Private Placement Units			$ 53		5,324,947		5,325,000
Sale of Private Placement Units, shares			532,500
Offering and Underwriting costs					(2,807,887)		(2,807,887)
Deferred underwriting commission					(4,025,000)		(4,025,000)
Re-classification					3,208,228	(3,208,228)
Balance , value at Nov. 30, 2022			$ 53	$ 288		(3,633,593)	(3,633,252)
Balance, shares at Nov. 30, 2022			532,500	2,875,000
Balance at Dec. 31, 2021							1,257,632	$ 10,000			$ 1,247,632
Balance, shares at Dec. 31, 2021								10,000
Profit for the period							575,042		575,042
Other comprehensive income for the period							(5,314)			(5,314)
Balance at Dec. 31, 2022							$ 1,827,360	$ 10,000	575,042	(5,314)	1,247,632
Balance, shares at Dec. 31, 2022							10,000	10,000
Net Income						1,027,128	$ 1,027,128
Re-measurement for ordinary share to redemption amount						(1,193,423)	(1,193,423)
Additional amount deposited into trust						(1,150,000)	(1,150,000)
Balance , value at Feb. 28, 2023			$ 53	$ 288		(4,949,888)	(4,949,547)
Balance, shares at Feb. 28, 2023			532,500	2,875,000
Balance, value at Nov. 30, 2022			$ 53	$ 288		(3,633,593)	(3,633,252)
Balance, shares at Nov. 30, 2022			532,500	2,875,000
Net Income							3,100,901
Balance , value at Aug. 31, 2023			$ 53	$ 288		(7,098,553)	(7,098,212)
Balance, shares at Aug. 31, 2023			532,500	2,875,000
Balance, value at Nov. 30, 2022			$ 53	$ 288		(3,633,593)	(3,633,252)
Balance, shares at Nov. 30, 2022			532,500	2,875,000
Net Income						3,673,548	3,673,548
Re-measurement for ordinary share to redemption amount						(5,016,986)	(5,016,986)
Additional amount deposited into trust						(2,940,000)	(2,940,000)
Balance , value at Nov. 30, 2023			$ 53	$ 288		(7,917,031)	(7,916,690)
Balance, shares at Nov. 30, 2023			532,500	2,875,000
Profit for the period							851,336		851,336
Other comprehensive income for the period							(139,018)			(139,018)
Effect on merger							828,020				828,020
Dividends paid	[1]						(1,028,446)		(1,028,446)
Balance at Sep. 30, 2023							2,339,252	$ 10,000	397,932	(144,332)	2,075,652
Balance, shares at Sep. 30, 2023								10,000
Balance at Dec. 31, 2022							$ 1,827,360	$ 10,000	575,042	(5,314)	1,247,632
Balance, shares at Dec. 31, 2022							10,000	10,000
Profit for the period							$ 886,588		886,588
Other comprehensive income for the period							(76,234)			(76,234)
Effect on merger							828,020				828,020
Dividends paid	[2]						(1,028,446)		(1,028,446)
Balance , value at Dec. 31, 2023						(2,866)	(2,866)
Balance, shares at Dec. 31, 2023		1
Balance at Dec. 31, 2023							$ 2,437,288	$ 10,000	433,184	(81,548)	2,075,652
Balance, shares at Dec. 31, 2023							10,000	10,000
Balance, value at Feb. 28, 2023			$ 53	$ 288		(4,949,888)	$ (4,949,547)
Balance, shares at Feb. 28, 2023			532,500	2,875,000
Net Income						961,869	961,869
Re-measurement for ordinary share to redemption amount						(1,392,934)	(1,392,934)
Additional amount deposited into trust						(1,150,000)	(1,150,000)
Balance , value at May. 31, 2023			$ 53	$ 288		(6,530,953)	(6,530,612)
Balance, shares at May. 31, 2023			532,500	2,875,000
Net Income						1,111,904	1,111,904
Re-measurement for ordinary share to redemption amount						(1,359,504)	(1,359,504)
Additional amount deposited into trust						(320,000)	(320,000)
Balance , value at Aug. 31, 2023			$ 53	$ 288		(7,098,553)	(7,098,212)
Balance, shares at Aug. 31, 2023			532,500	2,875,000
Balance, value at Nov. 30, 2023			$ 53	$ 288		(7,917,031)	(7,916,690)
Balance, shares at Nov. 30, 2023			532,500	2,875,000
Net Income						833,693	833,693
Re-measurement for ordinary share to redemption amount						(1,080,085)	(1,080,085)
Additional amount deposited into trust						(480,000)	(480,000)
Balance , value at Feb. 29, 2024			$ 53	$ 288		(8,643,423)	(8,643,082)
Balance, shares at Feb. 29, 2024			532,500	2,875,000
Balance, value at Nov. 30, 2023			$ 53	$ 288		(7,917,031)	(7,916,690)
Balance, shares at Nov. 30, 2023			532,500	2,875,000
Net Income							2,211,977
Balance , value at Aug. 31, 2024			$ 53	$ 288		(9,638,772)	(9,638,431)
Balance, shares at Aug. 31, 2024			532,500	2,875,000
Balance, value at Dec. 18, 2023
Balance, shares at Dec. 18, 2023
Sale of Units in Initial Public Offering
Sale of Units in Initial Public Offering, shares		1
Net Income						(2,866)	(2,866)
Balance , value at Dec. 31, 2023						(2,866)	(2,866)
Balance, shares at Dec. 31, 2023		1
Balance at Dec. 31, 2023							$ 2,437,288	$ 10,000	433,184	(81,548)	2,075,652
Balance, shares at Dec. 31, 2023							10,000	10,000
Net Income						(62,741)	$ (62,741)
Profit for the period							239,411		239,411
Other comprehensive income for the period							306,102			306,102
Balance , value at Sep. 30, 2024						(65,607)	(65,607)
Balance, shares at Sep. 30, 2024		1
Balance at Sep. 30, 2024							2,982,801	$ 10,000	$ 672,595	$ 224,554	$ 2,075,652
Balance, shares at Sep. 30, 2024								10,000
Balance, value at Feb. 29, 2024			$ 53	$ 288		(8,643,423)	(8,643,082)
Balance, shares at Feb. 29, 2024			532,500	2,875,000
Net Income						834,222	834,222
Re-measurement for ordinary share to redemption amount						(1,033,580)	(1,033,580)
Additional amount deposited into trust						(400,000)	(400,000)
Balance , value at May. 31, 2024			$ 53	$ 288		(9,242,781)	(9,242,440)
Balance, shares at May. 31, 2024			532,500	2,875,000
Net Income						544,062	544,062
Re-measurement for ordinary share to redemption amount						(700,053)	(700,053)
Additional amount deposited into trust						(240,000)	(240,000)
Balance , value at Aug. 31, 2024			$ 53	$ 288		$ (9,638,772)	$ (9,638,431)
Balance, shares at Aug. 31, 2024			532,500	2,875,000

[1]	Dividends paid to former shareholders on 23 May 2023, prior to the reorganization.
[2]	Dividends paid to former shareholders on 23 May 2023, prior to the reorganization described in Note 1.